BASIS OF PREPARATION AND SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Jun. 30, 2023
BASIS OF PREPARATION AND SIGNIFICANT ACCOUNTING POLICIES [Abstract]
New Standards and Interpretations
At the date of authorization of the consolidated financial statements, other Standards and Interpretations issued but not yet effective and relevant for the Group were listed below.
Standard and Interpretation	Effective for annual reporting periods beginning on or after	Expected to be initially applied in the financial year ending
Narrow scope amendments to IAS 1, Practice statement 2 and IAS 8	January 1, 2023	June 30, 2024
Amendment to IAS 12 – deferred tax related to assets and liabilities arising from a single transaction	January 1, 2023	June 30, 2024
Amendment to IFRS 16 – Leases on sale and leaseback	January 1, 2024	June 30, 2025
Amendments to IAS 1 – Non-current liabilities with covenants	January 1, 2024	June 30, 2025
Amendments to IAS 7 and IFRS 7 on Supplier finance arrangements	January 1, 2024	June 30, 2025
Amendments to IAS 8 – Definition of Accounting Estimates	January 1, 2023	June 30, 2024